Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
May 3, 2021
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Principal Variable Contracts Funds, Inc. (the “Fund”)
File Numbers 002-35570, 811-01944
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#125) was filed electronically with the Securities and Exchange Commission on April 28, 2021 (Accession # 0000012601-21-000065).
Please call me at 515-247-5419 if you have any questions.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant